Cover	Nov. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 23, 2021
Entity File Number	000-52218
Entity Registrant Name	THERALINK TECHNOLOGIES, INC.
Entity Central Index Key	0001362703
Entity Tax Identification Number	20-2590810
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	15000 W. 6th Ave.
Entity Address, Address Line Two	#400
Entity Address, City or Town	Golden
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80401
City Area Code	(888)
Local Phone Number	585-4923
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false